SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Additional Information (Detail) $ in Thousands		6 Months Ended			12 Months Ended
	Oct. 26, 2021	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)	Mar. 31, 2022 USD ($)
Accumulated deficits		¥ 4,621,914,000			¥ 4,378,690,000	$ 729,089
Cash used in operating activities		(27,545,000)	$ (4,297)	¥ (77,566,000)
Working capital		2,460,175,000			2,170,955,000
Percentage of net profit agreed to pay service fees	100.00%
Impairment loss		100,156,000	15,799	42,584,000
Property and equipment, net		¥ 38,426,000			38,940,000	$ 6,062
Tax benefit likely of being realized up on settlement percentage		0.00%				0.00%
Significant unrecognized uncertain tax positions		¥ 0		0
Treasury Stock, Value		5,000			¥ 5,000	$ 1
Variable Interest Entity
Cash used in operating activities		¥ (10,773,000)	$ (1,699)	¥ (1,857,000)
Percentage of consolidated revenues		0.40%	0.40%	30.00%
Percentage of consolidated assets		31.00%	31.00%		42.00%
Percentage of consolidated liabilities		54.00%	54.00%		57.00%
Property and equipment, net		¥ 38,426,000			¥ 38,940,000	$ 6,062
Minimum
Tax benefit likely of being realized up on settlement percentage		50.00%				50.00%